Long-term debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term debt

	December 31,
(Millions of dollars)	2014	2013	2012
Machinery, Energy & Transportation:
Notes—1.375% due 2014	$—	$—	$750
Notes—5.700% due 2016	504	506	508
Notes—3.900% due 2021	1,246	1,246	1,245
Notes—5.200% due 2041	757	757	757
Debentures—0.950% due 2015	—	500	500
Debentures—1.500% due 2017	500	500	499
Debentures—7.900% due 2018	899	899	899
Debentures—9.375% due 2021	120	120	120
Debentures—2.600% due 2022	498	498	498
Debentures—8.000% due 2023	82	82	82
Debentures—3.400% due 2024	1,000	—	—
Debentures—6.625% due 2028	193	193	193
Debentures—7.300% due 2031	241	241	241
Debentures—5.300% due 2035[1]	211	209	208
Debentures—6.050% due 2036	459	459	459
Debentures—8.250% due 2038	65	65	65
Debentures—6.950% due 2042	160	160	160
Debentures—3.803% due 2042[2]	1,188	1,168	1,149
Debentures—4.300% due 2044	497	—	—
Debentures—4.750% due 2064	498	—	—
Debentures—7.375% due 2097	244	244	244
Capital lease obligations	85	97	73
Other	46	55	16
Total Machinery, Energy & Transportation	9,493	7,999	8,666
Financial Products:
Commercial paper	—	—	—
Medium-term notes	17,295	17,856	18,036
Other	996	864	1,050
Total Financial Products	18,291	18,720	19,086
Total long-term debt due after one year	$27,784	$26,719	$27,752

[1]	Debentures due in 2035 have a face value of $307 million and an effective yield to maturity of 8.55%.

[2]	Debentures due in 2042 have a face value of $1,722 million and an effective yield to maturity of 6.33%.

Aggregate amounts of maturities of long-term debt
The aggregate amounts of maturities of long-term debt during each of the years 2015 through 2019, including amounts due within one year and classified as current, are:

	December 31,
(Millions of dollars)	2015	2016	2017	2018	2019
Machinery, Energy & Transportation	$510	$543	$509	$906	$7
Financial Products	6,283	5,507	5,487	2,411	2,381
	$6,793	$6,050	$5,996	$3,317	$2,388